U.S. SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 24F-2
Annual Notice of Securities Sold
Pursuant to Rule 24f-2

Read instructions at end of Form before preparing Form.
Please print or type.


1.	Name and address of issuer:

   	William Blair Mutual Funds, Inc.
   	222 West Adams Street
   	Chicago,  IL 60606

2.	Name of each series or class of funds for which this notice is filed:

   	William Blair Mutual Funds, Inc.

   	Growth Fund
   	Ready Reserves Fund
   	Income Fund
   	International Growth Fund
   	Limited Term Tax - Free Fund

3.	Investment Company Act File Number:

   	Securities Act File Number: 33 - 17463

4.	Last day of fiscal year for which this notice is filed:  12/31/95

5.	Check box if this notice is being filed more then 180 days after the close of
  	of the issuer's fiscal year for purposes of reposting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration:
														                                              	[ ]

6.	Date of termination declaration under rule 24f-2(a)(1), if applicable:

7.	Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the year:

     -0- Growth Fund; -0- Ready Reserves Fund; 5,508,543 shares Income Fund; -0- International Growth Fund and -0- Limited term Tax - Free Fund


8.	Number of securities registered during the fiscal year other than 	pursuant
   to rule 24f-2:

  		-0- Growth Fund; -0- Ready Reserves Fund; -0- shares Income Fund; -0- International Growth Fund and -0- Limited Term Tax - Free Fund

9. Number and aggregate sale price of securities sold during the fiscal year:


									                     	Shares	   		  	Amount
	Growth Fund					                 	9,647,252	  	106,708,846
	Ready Reserves Fund			       	2,514,548,149		2,514,548,149
	Income Fund				             	    	2,337,462		  	23,930,025
	International Growth Fund		      	1,668,463		  	20,617,834
	Limited Term Tax - Free Fund	      	749,225			  	7,367,450
									                     	2,528,970,551		2,673,172,304

10.	Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:



									                     Shares       			Amount
	Growth Fund	           	 				     9,647,252	 		106,708,846
	Ready Reserves Fund			       	2,514,548,149		2,514,548,149
	Income Fund					                         	0				         	0
	International Growth Fund		      	1,668,463  			20,617,834
	Limited Term Tax - Free Fund	      	749,225		   	7,367,450
									                     	2,526,633,089		2,649,242,279

11.	Number and aggregate sale price of securities issued during the 	fiscal year
    in connection with dividend reinvestment plans, if applicable:

									                     	Shares   				Amount
	Growth Fund					              	1,092,128			12,713,997
	Ready Reserves Fund			       	31,116,812			31,116,812
	Income Fund					                      	0       					0
	International Growth Fund		      	55,116			  	716,907
	Limited Term Tax - Free Fund    		43,826			  	430,195
								                     		32,976,265			44,977,911
</TABLE

12. Calculation of registration fee.


                                                        Growth        Ready          Income            International  Limited Term
                                                        Fund          Reserves Fund  Fund              Growth Fund    Tax-Free Fund
(i)   Aggregate sale price of securities sold during
      the fiscal year reliance on rule 24f-2:           106,708,846   2,514,548,149                 0  20,617,834     7,367,450

(ii)  Aggregate price of shares issued in connection
      with dividend reinvestment plans:                  12,713,997      31,116,812                 0     716,907       430,195

(iii) Aggregate price of shares redeemed or repurchased
      during the fiscal year (if applicable):            32,390,586   2,362,949,334  3,690,697 shares   7,349,442     3,333,459

(iv)  Aggregate price of shares redeemed or repurchased
      and previously applied as a reduction to filing
      fees pursuant to rule 24e-2:                                0               0  3,690,697 shares           0             0

(v)   Net aggregate price of securities sold and issued
      during the fiscal year in reliance on rule 24f-2
      [line (i),plus line (ii), less line (iii),
      plus line (iv)]:                                   87,032,257     182,715,627                 0  13,985,299     4,464,186

(vi)  Multiplier prescribed by Section 6(b) of the
      Securities Act of 1983 or other applicable
      law or regulation (see Instruction C.6):                1%/29           1%/29             1%/29       1%/29         1%/29

(vii) Fee due [line (i) or line (v) multiplied
      by line (vi)]:                                      30,011.12       63,005.39              0.00    4,822.52      1,539.37

13.	Check box if fees are being remitted to the Commission's lockbox 	depository
    as described in section 3a of the Commission's Rules of Informal and Other
    Procedures (17 CFR 202.3a).

                                             															[X]

    Date of mailing or wire transfer of filing fees to the Commission's lockbox depository: February 20, 1996


Signatures

	This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

	By (Signature and Title)		Terence M. Sullivan    	Vice - President

	Date:	February 20, 1996